Commitments and Contingencies (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Total			$ 14,497,610
Zhejiang Xinchai Co., Ltd. [Member]
Total	[1]		$ 14,497,610

[1]	On December 6, 2019, the Guarantees to Zhejiang Xinchai Co., Ltd have been removed due to the payback bank loan.